Shareholder Report, Holdings (Details)	Apr. 30, 2025
Fidelity Large Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Large Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Large Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Large Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Large Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Large Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Large Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Large Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Large Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Large Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Large Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Large Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Large Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Large Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Large Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Large Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Large Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Large Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Large Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Large Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Large Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Large Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Large Cap Value Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Large Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Value Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Large Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Mid Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Mid Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Mid Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Mid Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Mid Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Mid Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Mid Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Mid Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Mid Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Mid Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Mid Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Mid Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Mid Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Mid Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Mid Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Flex Mid Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Mid Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Mid Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Mid Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Mid Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Mid Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Mid Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Mid Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Flex Mid Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Flex Mid Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Flex Mid Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Mid Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Flex Mid Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Mid Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Flex Mid Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex Mid Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Mid Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Mid Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Mid Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Flex Mid Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Mid Cap Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Mid Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Mid Cap Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Mid Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Flex Mid Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Mid Cap Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Large Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Large Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Large Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Large Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Large Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Large Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Large Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Large Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Large Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Large Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Large Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Fidelity Large Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Large Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Large Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Large Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Large Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Large Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Large Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Large Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Large Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Large Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Growth Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Large Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Small Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Small Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Small Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Small Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Small Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Small Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Small Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Small Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Small Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Small Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Flex Small Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Flex Small Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Flex Small Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex Small Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Flex Small Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Flex Small Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Flex Small Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Flex Small Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Flex Small Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Flex Small Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Flex Small Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Flex Small Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Small Cap Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Small Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Small Cap Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Small Cap Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Index Fund | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex Small Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Flex Small Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Small Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Small Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Small Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Small Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Small Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Small Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Small Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Small Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Small Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Small Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Small Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Small Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Index Fund | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Small Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Large Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Series Large Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Series Large Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Series Large Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Large Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series Large Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Large Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Large Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Large Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Large Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Large Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Series Large Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Fidelity Series Large Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Series Large Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Large Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series Large Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Large Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Series Large Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Large Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Series Large Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Large Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Large Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series Large Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Large Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Growth Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series Large Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%